Offerings - Offering: 1	Sep. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds
Amount Registered | shares	300,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. (2) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Table" in the Company's Registration Statement on Form S-3 (Registration No. 333-277322-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.